Note 4 - Balance Sheet Components - Cash and Cash Equivalents and Investments 1 (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 50,746,000	$ 53,814,000	$ 25,229,000
Gross unrealized gains	0	1,000	8,000
Gross unrealized losses	(7,000)	(4,000)	(4,000)
Short-term investments	10,276,000	9,993,000	26,494,000
Investments and Cash	61,029,000	63,810,000	51,719,000
Investments and Cash, Fair Value Disclosure	61,022,000	63,807,000	51,723,000
US Treasury Securities [Member]
Cash and cash equivalents	2,788,000	4,067,000	0
Amortized Cost	4,190,000	14,063,000	23,802,000
Gross unrealized gains	0	1,000	7,000
Gross unrealized losses	(2,000)	(4,000)	(4,000)
Estimated Fair Value	4,188,000	14,060,000	23,805,000
Short-term investments	1,400,000	9,993,000	23,805,000
Commercial Paper [Member]
Cash and cash equivalents	0
Amortized Cost	8,881,000
Gross unrealized gains	0
Gross unrealized losses	(5,000)
Estimated Fair Value	8,876,000
Short-term investments	8,876
Cash [Member]
Cash and Cash Equivalents, at Carrying Value	3,837,000	3,583,000	8,740,000
Money market funds, Fair Value	3,837,000	3,583,000	8,740,000
Cash and cash equivalents	3,837,000	3,583,000	8,740,000
Money Market Funds [Member]
Cash and Cash Equivalents, at Carrying Value	44,121,000	46,164,000	16,489,000
Money market funds, Fair Value	44,121,000	46,164,000	16,489,000
Cash and cash equivalents	$ 44,121,000	$ 46,164,000	$ 16,489,000